Legal proceedings	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Legal proceedings		Note 29. Legal proceedings We are currently not party to any legal proceedings and claims that are not provided for in our financial statements.	Note 30. Legal proceedings We are currently not party to any legal proceedings and claims that are not provided for in our financial statements.
SEALS Corp
Legal proceedings	30. Legal proceedings We are currently not party to any legal proceedings and claims that are not provided for in our financial statements.